UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135

Templeton Institutional Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)  (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT
Templeton
Institutional Funds
June 30, 2021
Foreign Smaller Companies Series International Equity Series

Not FDIC Insured May Lose Value No Bank Guarantee
ftinstitutional.com
Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 2
Foreign Smaller Companies Series 3
International Equity Series 9
Financial Highlights and Statements of Investments 16
Financial Statements 28
Notes to Financial Statements 31
Shareholder Information 44
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access your account, or to find investment
insights.

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SEMIANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +12.30%
total return for the six months ended June 30, 2021.
1
Global equities benefited from monetary and fiscal stimulus
measures, rebounding economic activity and easing novel
coronavirus (COVID-19) pandemic restrictions in many
regions. The implementation of vaccination programs and
additional fiscal stimulus measures led many equity markets
to reach new all-time price highs.
In the U.S., the economy continued to recover and equities
rallied amid an accommodative monetary policy, additional
fiscal stimulus measures and ongoing vaccination programs.
The lifting of many COVID-19 restrictions and strong
consumer spending also supported the economy. Gross
domestic product (GDP) growth accelerated in 2021’s first
quarter, with total economic output nearly reaching pre-
pandemic levels. The rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth contracted during
2021’s first quarter. GDP growth rates were mostly negative
among the region’s largest economies amid renewed
lockdowns, delays in COVID-19 vaccine distribution and
weak consumer spending. Nevertheless, optimism that
successful vaccine programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR, to post a +11.80% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted a
+4.54% total return for the six-month period.
1
The region’s
economic recovery was pressured by weak domestic
demand, most notably in China, despite improvement
in manufacturing and exports. Asian equity markets
experienced volatility near period-end due to inflation
concerns, rising COVID-19 infection rates in many countries, especially India, and renewed lockdowns.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +7.45% total return
for the six months under review.
1
The recovery in oil and
industrial metals prices supported global emerging market
equities. Late in the period, higher COVID-19 cases in some
countries, limited vaccine rollouts and concerns about rising interest rates and inflation amid higher commodity prices
dampened investor enthusiasm in global emerging market
equities.
The foregoing information reflects our analysis and opinions as of June 30, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

ftinstitutional.com
Semiannual Report
Foreign Smaller Companies Series
This semiannual report for Foreign Smaller Companies
Series (Fund) covers the period ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of smaller companies located outside
the U.S., including emerging markets. For purposes of this
80% policy, the Fund defines smaller companies as those
with market capitalizations that do not exceed $4 billion.
However, under normal conditions, when making an initial
purchase of securities of a company, we will only invest
in securities of companies with a market capitalization of
not more than $2 billion. Once a security qualifies for initial purchase, it continues to qualify for additional purchases
as long as it is held by the Fund, provided that the issuer’s market capitalization does not exceed $4 billion.
Performance Overview
The Fund posted a +12.77% cumulative total return for the
six months under review. In comparison, the Fund’s new
benchmark, the MSCI All Country World Index (ACWI) ex
USA Small Cap Index-NR, which measures performance of
global developed and emerging market small-cap equities,
excluding the U.S., posted a +12.24% cumulative total
return.
1
Also in comparison, the Fund’s former benchmark,
the MSCI ACWI ex USA Small Cap Index, posted a +12.47%
cumulative total return. The MSCI ACWI ex USA Small Cap
Index-NR (net of dividend tax withholding) replaced the
MSCI ex USA Small Cap Index (gross of taxes on dividends)
as a primary benchmark because the investment manager
believes that the actual withholding rates for the Fund are
closer to the assumptions of the MSCI ACWI ex USA Small
Cap Index-NR. Please note, index performance information
is provided for reference and we do not attempt to track
the index but rather undertake investments on the basis of
fundamental research. You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to
our evaluation of the company’s long-term earnings, asset
value and cash flow potential. This evaluation includes
an assessment of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a company. We also
consider a company’s price/earnings ratio, profit margins and liquidation value.
Manager’s Discussion
During the six months under review, notable contributors
to the Fund’s performance relative to the MSCI ACWI ex
USA Small Cap Index-NR included stock selection and an
overweighting in the consumer discretionary sector, stock
selection and an underweighting in the health care sector
and stock selection in the financials sector. In contrast, key detractors from the Fund’s relative performance included
stock selection in the industrials and materials sectors
and stock selection and an overweighting in the consumer
staples sector. Regionally, key contributors to the Fund’s
relative performance included stock selection in Europe,
notably in the U.K., Sweden and the Netherlands, as well
as stock selection in Asia, especially in China, Thailand
Geographic Composition
6/30/21
% of Total
Net Assets
Europe 45.4%
Asia 41.4%
North America 5.0%
Latin America & Caribbean 3.5%
Other 0.8%
Short-Term Investments & Other Net Assets 3.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
17
.

Foreign Smaller Companies Series

ftinstitutional.com
Semiannual Report
and Hong Kong. In contrast, key detractors included stock
selection in the Latin America and Caribbean region,
particularly in Brazil. Looking ahead, we continue to prioritize resilience, diversification and price-consciousness in our
investment selection and portfolio construction.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Notable individual contributors to the Fund’s relative
performance included our investment in Xtep International
Holdings, a leading China-based sportswear brand and
wholesaler, which helped drive consumer discretionary
returns. Its shares rallied after the firm reported a substantial rebound in year-on-year sales growth, suggesting that
recent investments in brand image and product innovation
are bearing fruit domestically. The company’s competitive
advantage is its ability to provide a high-quality product at a steep discount relative to peers such as Nike (not a Fund
holding) and Japan-based sportswear exporter Asics (also a
Fund holding).
Watches of Switzerland Group (not part of the index), a
leading U.K.-based luxury watch and jewelry retailer with a
growing presence in the U.S., also helped drive consumer
discretionary returns. The company’s success is built on a
more than 100-year relationship with the Rolex brand and
over 50 years with the Patek Philippe brand. The company
continued to generate cash during the novel coronavirus
(COVID-19) pandemic lockdown and its fiscal-year 2020
results exceeded guidance, driven by its strong online
performance. Company management has increased digital
customer engagement activity and plans to extend it going
forward.
Netherlands-based electronic exchange operator Flow
Traders’ share price rose amid higher trading volumes during the period. We believe the stock continues to offer unique
characteristics for the Fund’s portfolio, including a negative beta (the stock is less volatile than the overall market) and healthy dividend yield. Furthermore, in our assessment, the
firm is poised to benefit from numerous long-term growth
opportunities and potential acquisition synergies.
In contrast, key individual detractors from the Fund’s
relative performance included our position in China-based
Xiabuxiabu Catering Management China Holdings, which
operates two lines of hot pot restaurants throughout
China. During the period, its shares were impacted by the
COVID-19 pandemic. In our longer-term view, although the
company operates in a competitive space, its centralized
kitchen enables it to create barriers to entry and benefit from economies of scale. Historically, the company experienced
strong growth as it expanded throughout China, more than
doubling its store base over the past five years.
Japan-based Fuji Oil Holdings, a confectionery and
baking ingredient manufacturer and a global player in
the oligopolistic cocoa butter alternative industry, was a
significant detractor in the consumer staples sector. Despite the short-term underperformance of its stock, we expect
the company to see high demand for its new products and
generate strong revenue growth in international sales. As the firm invests to expand capacity and product lines unfold, we believe profit margins will improve as well.
The shares of Nichiha, a market-leading manufacturer of
fiber-cement siding for residential, commercial and public
facilities in Japan, were impacted by lower demand due
to the pandemic. Looking at the longer term, Nichiha has
captured nearly half of the Japanese market through its
innovative product offerings and expertise, and it has a
growing market share in the U.S. and the rest of the world,
including China.
Portfolio Composition
6/30/21
% of Total
Net Assets
Machinery 12.0%
Leisure Products 9.8%
Electronic Equipment, Instruments &
Components 7.1%
Textiles, Apparel & Luxury Goods 6.2%
Professional Services 5.4%
Capital Markets 5.3%
Food Products 4.3%
Banks 4.0%
Specialty Retail 3.1%
Food & Staples Retailing 3.1%
Life Sciences Tools & Services 3.0%
Technology Hardware, Storage & Peripherals 2.7%
Auto Components 2.2%
Entertainment 2.1%
Other* 25.8%
Short-Term Investments & Other Net Assets 3.9%

Foreign Smaller Companies Series

ftinstitutional.com
Semiannual Report
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the six months ended June 30, 2021, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s
investment predominantly in securities with non-U.S.
currency exposure.
Thank you for your continued participation in Foreign Smaller
Companies Series. We look forward to serving your future
investment needs.
Harlan B. Hodes, CPA
Lead Portfolio Manager
David A. Tuttle, CFA
Heather Waddell, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Xtep International Holdings Ltd. 2.1%
Textiles, Apparel & Luxury Goods, China
Interpump Group SpA 2.0%
Machinery, Italy
Siegfried Holding AG 1.9%
Life Sciences Tools & Services, Switzerland
Dometic Group AB 1.8%
Auto Components, Sweden
Bucher Industries AG 1.8%
Machinery, Switzerland
Technogym SpA 1.8%
Leisure Products, Italy
Asics Corp. 1.8%
Textiles, Apparel & Luxury Goods, Japan
Man Group plc 1.6%
Capital Markets, United Kingdom
Hana Microelectronics PCL 1.6%
Electronic Equipment, Instruments &
Components, Thailand
Tsumura & Co. 1.5%
Pharmaceuticals, Japan
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2021
Foreign Smaller Companies Series

ftinstitutional.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563.
Cumulative
Total Return
1
Average Annual
Total Return
2
–
6-Month +12.77% +12.77%
1-Year +45.75% +45.75%
5-Year +71.94% +11.45%
10-Year +100.63% +7.21%
See page 7 for Performance Summary footnotes.

Foreign Smaller Companies Series
Performance Summary

ftinstitutional.com
Semiannual Report
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have exhibited greater price volatility than large-company stocks, particularly over the short term. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. From time to time, the trading market for a particular security or type of security may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. Because the Fund may invest its assets in companies in a specif-
ic region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may in-
crease market volatility. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
3
1.03%

Your Fund’s Expenses
Foreign Smaller Companies Series

ftinstitutional.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Net
Annualized
Expense
Ratio
2
$1,000 $1,127.66 $5.38 $1,019.74 $5.10 1.02%

ftinstitutional.com
Semiannual Report
International Equity Series
This semiannual report for International Equity Series (Fund)
covers the period ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in foreign (non-U.S.) equity securities. The Fund
invests predominantly in companies located outside the U.S.
including companies located in developing market countries.
Performance Overview
The Fund’s Primary shares posted a +8.74% cumulative
total return for the six months under review. For comparison, the Fund’s new primary benchmark, the MSCI All Country
World Index (ACWI) ex USA Index-NR, which measures
stock market performance in global developed and emerging
markets excluding the U.S., posted a +9.16% cumulative
total return. The Fund’s former primary benchmark, the
MSCI ACWI ex USA Index, posted a +9.45% cumulative total
return.
1
The MSCI ACWI ex USA Index-NR (net of dividend
tax withholding) replaced the MSCI ACWI ex USA Index
(gross of taxes on dividends) as the primary benchmark
because the investment manager believes that the actual
withholding rates for the Fund are closer to the assumptions of the MSCI ACWI-NR. Also in comparison, the Fund’s
secondary benchmark, the MSCI Europe, Australasia,
Far East Index (EAFE)-NR, which measures stock market
performance in global developed markets excluding the
U.S. and Canada, posted a +8.83% cumulative total return.
1
Please note, index performance information is provided
for reference and we do not attempt to track an index but
rather undertake investments on the basis of fundamental
research. You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Investment Strategy
When choosing equity investments for the Fund, we
employ a bottom-up, value-oriented, long-term investment
approach, focusing on the market price of a company’s
securities relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential. This
evaluation includes an assessment of the potential impacts
of material environmental, social and governance (ESG)
factors on the long-term risk and return profile of a company.
We also consider a company’s price/earnings ratio, profit
margins and liquidation value. We attempt to identify
those companies that offer above-average opportunities
for capital appreciation in various countries and industries where economic and political factors, including currency
movements, are favorable to capital growth.
For purposes of pursuing the Fund’s investment goal, we
intend to enter into equity derivative instruments, including equity index futures contracts. We use these derivative
instruments for investment purposes, including for cash
management purposes and to generate income, to increase
liquidity and/or to adjust the Fund’s exposure to certain
equity markets in a more efficient or less expensive way.
Manager’s Discussion
Global stocks overall entered 2021 amid a wave of reflation
and reopening. The reflationary tailwind was attributable
to continued monetary stimulus measures and new fiscal
initiatives intended to counteract the negative economic
and financial impacts of the novel coronavirus (COVID-19)
pandemic shutdowns. The reopening tailwind was
attributable to successful COVID-19 vaccine trial results in late 2020 followed by early inoculation efforts in 2021. In
this environment, interest rates rose, inflationary pressures built, commodity prices rallied and economically cyclical
stocks performed strongly along with the value factor. This
tailwind was especially evident when it came to so-called
reopening stocks—shares of companies in industries such
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
24
.
Geographic Composition
6/30/21
% of Total
Net Assets
Europe 54.0%
Asia 35.3%
Latin America & Caribbean 2.9%
North America 2.3%
Short-Term Investments & Other Net Assets 5.5%

International Equity Series

ftinstitutional.com
Semiannual Report
as travel and hospitality that were directly impacted by the pandemic shutdowns. The pro-cyclical momentum began
to fade, however, as the first half of 2021 progressed and
the narrative of the so-called “peak everything” began to
take shape. The combination of low base effects from the
pandemic a year earlier and an unexpectedly hawkish
message from the U.S. Federal Reserve (Fed) in June 2021
left many investors pondering if recently strong economic
growth, corporate profit and inflation data might prove to be as good as it gets. Market technical indicators underscored
the growing investor concern that the reopening trade had
run its course. The swings between factor returns became
increasingly extreme as 2021’s second quarter progressed,
with growth stocks rebounding strongly in April before fading in May and then rallying once again in June. In fact, the
rotation into growth following the Fed’s June 2021 meeting
was the most extreme of any growth rotation in about seven
decades.
In this environment, the Fund delivered solid absolute gains but modestly trailed its benchmark. We were encouraged to
see the Fund benefit from stock selection during the period, while overall relative weakness was largely attributable to
unfavorable allocations and the negative impact of cash
holdings. The fund’s net cash balance remained in the three
to four percent range during the period, reflecting our general concerns about elevated equity valuations following a strong market rally from 2020’s pandemic lows.
From a sector standpoint, stock selection and an
underweighted allocation in financials detracted from the
Fund’s relative performance. Nevertheless, the Fund’s
financials holdings overall posted double-digit percentage
absolute gains during the period and there were no financials stocks among the Fund’s 10 biggest relative detractors.
Given structural challenges (low interest rates combined with increasing and varying degrees of government regulation
across geographies), we remained underweighted to the
sector. We also see an eventual credit cycle stemming
from the COVID-19 recession (particularly in Europe) as a
material future earnings risk, although banks are generally
better capitalized than in previous recessions. Our focus is on what we consider undervalued and/or growth-oriented
opportunities in attractive Asian markets. Although most
commercial banks in the Western world (particularly in
Europe) are failing to meet our criteria for long-term value creation, we have found select opportunities among high-
quality franchises that we believe could benefit from some
combination of a steeper yield curve, economic reflation and repaired consumer balance sheets following government
transfer payments and a rising savings rate during lockdown.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
The only other significant sector detractor from relative
results was stock selection in information technology
(IT), pressured by our position in South Korea-based
electronics products and semiconductor manufacturer
Samsung Electronics, whose share price declined slightly
amid little news flow. In our view, Samsung remains a key
beneficiary of a demand uptrend in memory chips. Other
positive catalysts include long-term opportunities in the firm’s foundry business, optionality around capital deployment
and a competitive advantage from being one of the three
semiconductor manufacturers globally that can compete at
the leading edge. Overall, we believe Samsung is a well-run
global technology leader with a strong balance sheet.
Other key relative detractors included our positions in Japan-
based beverages manufacturer Kirin Holdings (not held at
period-end), China-based e-commerce company Alibaba
Group Holding and Japan-based construction machinery firm
Komatsu.
Turning to contributors, stock selection in the industrials
sector bolstered relative results. Japanese industrial
equipment firm Hitachi drove sector performance amid
progress with its ongoing restructuring initiatives. Hitachi’s
IT business also continued to perform well, and we
believe it could benefit from increasing demand for digital
transformation. In our view, Hitachi is an underappreciated
Japanese restructuring story with vastly improved
Portfolio Composition
6/30/21
% of Total
Net Assets
Oil, Gas & Consumable Fuels 7.3%
Pharmaceuticals 5.9%
Banks 5.7%
Metals & Mining 5.1%
Multi-Utilities 5.1%
Industrial Conglomerates 4.8%
Automobiles 4.3%
Hotels, Restaurants & Leisure 4.2%
Semiconductors & Semiconductor Equipment 4.0%
Diversified Telecommunication Services 3.8%
Construction & Engineering 3.1%
Textiles, Apparel & Luxury Goods 3.1%
Internet & Direct Marketing Retail 3.1%
Technology Hardware, Storage & Peripherals 3.0%
Other* 32.0%
Short-Term Investments & Other Net Assets 5.5%

International Equity Series

ftinstitutional.com
Semiannual Report
governance, value accretive divestments and merger and
acquisition activities, as well as improving profitability and business mix. Overall, Hitachi is continuing to evolve into
a more simplified, higher-return company generating more
stable cash flows. Based on our long-term fundamental
expectations, we continue to believe the stock is significantly undervalued at recent levels.
Stock selection in the utilities, communication services,
consumer discretionary and energy sectors also positively
contributed to relative results during the period. From these sectors, Japanese light-truck manufacturer Isuzu Motors
(consumer discretionary) was the top contributor. Its shares rallied strongly after company management reported better-
than-expected earnings, raised the dividend payout ratio and projected sharply higher full-year profits. At period-end, the company’s guidance for the fiscal year ending March 2022
implies a return to mid-cycle unit volumes, which leaves the stock trading at what we consider undemanding valuations.
In our view, Isuzu is a high return-on-equity business and a market leader in niche smaller-sized vehicles whose strong
technological partnerships with Toyota and Volvo should
help it take advantage of the transition to a clean energy
future. The company has good growth potential, in our
analysis, across a diverse range of emerging markets and
is improving shareholder returns through healthy dividends
and stock buybacks. Elsewhere, French multi-utilities
company Veolia Environnement finished as the top relative
contributor in utilities, German mobile telecommunications
incumbent Deutsche Telekom as the top relative contributor
in communication services and U.K.-based oil and gas major
BP as the top relative contributor in energy.
From a regional standpoint, notable contributors to the
Fund’s relative performance included stock selection and
an underweighting in Asia, led by Japan and China, as well
as stock selection and an overweighting in Europe, led by
Norway and the U.K. In contrast, stock selection in North
America detracted from relative results, due to weakness
among the Fund’s few Canadian holdings.
We believe the best long-term investment opportunities
will not fall as neatly into the traditional factor labels (that is, growth, value, quality) that dominated the narrative
during the six months under review. Our “compound value”
approach combines price discipline with forward-looking
fundamental analysis to find opportunities across a range
of different types of value. We believe the key to investing today is to avoid the “double bubble” in over-indebted
value stocks and hugely overpriced growth stocks. In our
lifetimes, we have not seen a situation like today in which
both the value and growth indexes are in a price bubble.
Against this backdrop, we have built a framework for thinking about stocks and building portfolios that leverages the
benefits of Templeton’s proven valuation discipline, while
also considering other factors that can influence share
prices. This is how we build dynamic portfolios with genuine diversification across different types of value.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the six months ended June 30, 2021, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s
investment predominantly in securities with non-U.S.
currency exposure.
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Deutsche Telekom AG 3.8%
Diversified Telecommunication Services,
Germany
Hitachi Ltd. 3.5%
Industrial Conglomerates, Japan
Samsung Electronics Co. Ltd. 3.0%
Technology Hardware, Storage & Peripherals,
South Korea
E.ON SE 2.7%
Multi-Utilities, Germany
BP plc 2.6%
Oil, Gas & Consumable Fuels, United Kingdom
Sumitomo Mitsui Financial Group, Inc. 2.5%
Banks, Japan
AIA Group Ltd. 2.4%
Insurance, Hong Kong
Veolia Environnement SA 2.4%
Multi-Utilities, France
BAE Systems plc 2.3%
Aerospace & Defense, United Kingdom
Sony Group Corp. 2.3%
Household Durables, Japan

International Equity Series

ftinstitutional.com
Semiannual Report
Thank you for your continued participation in International
Equity Series. We look forward to serving your future
investment needs.
Antonio T. Docal, CFA
Lead Portfolio Manager
Peter A. Nori, CFA
Matthew R. Nagle, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
International Equity Series

ftinstitutional.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Share Class
Cumulative
Total Return
3
Average Annual
Total Return
4
–
Primary
6-Month +8.74% +8.74%
1-Year +34.80% +34.80%
5-Year +44.76% +7.68%
10-Year +46.20% +3.87%
Service
6-Month +8.66% +8.66%
1-Year +34.54% +34.54%
5-Year +43.61% +7.51%
10-Year +43.96% +3.71%
See page 14 for Performance Summary footnotes.

International Equity Series
Performance Summary

ftinstitutional.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign investing involves special risks, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ small or midcap size and lesser liquidity. Because the Fund may invest in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Value securities may not increase in price as anticipated or may decline further in value. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Total return was positively impacted by the recognition of tax reclaims for previously withheld taxes on dividends in certain countries across the European Union (see Note
1f in the Notes to Financial Statements section). Uncertainty exists with respect to future recognition of additional European Union tax reclaims. Total return would have been lower without recognition of such tax reclaims during the year ended 12/31/20.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
Primary 0.83% 0.87%
Service 0.98% 1.02%

Your Fund’s Expenses
International Equity Series

ftinstitutional.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
Primary $1,000 $1,087.39 $4.66 $1,020.33 $4.51 0.90%
Service $1,000 $1,086.56 $5.19 $1,019.82 $5.03 1.00%

Templeton Institutional Funds
Financial Highlights
Foreign Smaller Companies Series
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.03 $21.40 $17.96 $25.08 $19.93 $20.90
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.17 0.30 0.37 0.30 0.29
Net realized and unrealized gains (losses) 2.79 1.74 3.79 (4.97) 6.49 (0.48)
Total from investment operations ........ 2.94 1.91 4.09 (4.60) 6.79 (0.19)
Less distributions from:
Net investment income .............. — (0.22) (0.37) (0.21) (0.68) (0.41)
Net realized gains ................. — (0.06) (0.28) (2.31) (0.96) (0.37)
Total distributions ................... — (0.28) (0.65) (2.52) (1.64) (0.78)
Net asset value, end of period .......... $25.97 $23.03 $21.40 $17.96 $25.08 $19.93
Total return
c
....................... 12.77% 8.95% 22.86% (18.48)% 34.18% (0.85)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.02% 1.04% 1.02% 1.01% 0.99% 0.99%
Expenses net of waiver and payments by
affiliates .......................... 1.02%
e
1.03% 1.02%
e
1.00%
f
0.98%
f
0.98%
f
Net investment income ............... 1.20% 0.87% 1.48% 1.54% 1.28% 1.44%
Supplemental data
Net assets, end of period (000’s) ........ $746,593 $725,098 $782,971 $739,576 $1,040,180 $931,879
Portfolio turnover rate ................ 16.73% 34.89% 39.48% 34.10% 25.97% 21.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Institutional Funds
Statement of Investments (unaudited), June 30, 2021
Foreign Smaller Companies Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 95.5%
Bahamas 1.1%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 868,505 $ 8,415,814
a
Belgium 3.2%
Barco NV ...................... Electronic Equipment, Instruments &
Components 318,619 8,724,279
Fagron ........................ Health Care Providers & Services 402,709 8,999,732
a
Kinepolis Group NV .............. Entertainment 113,682 6,152,350
23,876,361
Brazil 1.8%
a
Camil Alimentos SA ............... Food Products 3,279,000 6,286,381
a
M Dias Branco SA ................ Food Products 1,038,600 6,808,370
13,094,751
Canada 3.8%
Canaccord Genuity Group, Inc. ...... Capital Markets 374,238 4,099,336
a
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 103,900 4,540,675
Canadian Western Bank ........... Banks 391,236 10,982,063
Computer Modelling Group Ltd. ...... Energy Equipment & Services 1,134,704 4,677,022
North West Co., Inc. (The) .......... Food & Staples Retailing 132,200 3,752,465
28,051,561
China 5.3%
Greatview Aseptic Packaging Co. Ltd. . Containers & Packaging 5,478,200 2,469,453
b
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 2,117,000 3,762,659
b
Shanghai Haohai Biological Technology
Co. Ltd., H, 144A, Reg S ......... Biotechnology 564,000 6,920,791
b
Viva Biotech Holdings, 144A, Reg S .. Life Sciences Tools & Services 6,484,500 8,302,307
a,b
Xiabuxiabu Catering Management China
Holdings Co. Ltd., 144A, Reg S .... Hotels, Restaurants & Leisure 2,795,500 2,929,327
c
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 8,182,897 15,417,822
39,802,359
Denmark 0.7%
Matas A/S ...................... Specialty Retail 303,669 5,501,355
Finland 2.4%
a
BasWare OYJ ................... Software 80,809 3,805,896
Fiskars OYJ Abp ................. Household Durables 128,232 2,788,852
Huhtamaki OYJ .................. Containers & Packaging 231,255 10,969,826
17,564,574
France 1.3%
a
Beneteau SA .................... Leisure Products 341,444 5,398,272
Nexans SA ..................... Electrical Equipment 44,479 4,059,115
a
Solutions 30 SE ................. IT Services 22,923 158,478
9,615,865
Germany 4.7%
a
Grand City Properties SA .......... Real Estate Management & Development 220,495 5,955,553
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 207,830 5,688,077
c
Rational AG .................... Machinery 10,089 9,141,173
Stabilus SA ..................... Machinery 135,810 11,063,637
a
VIA Optronics AG, ADR ............ Electronic Equipment, Instruments &
Components 280,400 3,146,088
34,994,528

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Greece 0.7%
JUMBO SA ..................... Specialty Retail 317,426 $ 5,346,897
Hong Kong 3.4%
Johnson Electric Holdings Ltd. ...... Auto Components 1,207,347 3,110,955
Techtronic Industries Co. Ltd. ....... Machinery 405,500 7,066,592
d
Value Partners Group Ltd. .......... Capital Markets 8,679,600 5,535,137
VTech Holdings Ltd. .............. Communications Equipment 888,000 9,344,845
25,057,529
Indonesia 0.7%
XL Axiata Tbk . PT ................ Wireless Telecommunication Services 27,382,900 5,050,215
Israel 0.7%
Max Stock Ltd. .................. Multiline Retail 1,478,404 5,598,696
Italy 6.9%
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 82,941 4,858,874
Interpump Group SpA ............. Machinery 247,506 14,685,874
a
MARR SpA ..................... Food & Staples Retailing 310,438 7,411,097
Sanlorenzo SpA ................. Leisure Products 393,004 10,827,868
b
Technogym SpA , 144A, Reg S ...... Leisure Products 1,047,903 13,390,583
51,174,296
Japan 18.4%
Anicom Holdings, Inc. ............. Insurance 754,100 6,045,834
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 527,300 13,371,231
Bunka Shutter Co. Ltd. ............ Building Products 429,500 4,288,304
Dowa Holdings Co. Ltd. ............ Metals & Mining 84,400 3,331,816
en Japan, Inc. ................... Professional Services 138,500 4,918,151
Fuji Oil Holdings, Inc. ............. Food Products 378,300 9,000,984
Glory Ltd. ...................... Machinery 242,300 5,032,741
Hosokawa Micron Corp. ........... Machinery 79,900 4,279,625
Idec Corp. ...................... Electrical Equipment 251,700 4,755,196
IDOM, Inc. ..................... Specialty Retail 844,900 4,968,828
Meitec Corp. .................... Professional Services 193,400 10,471,930
Morinaga & Co. Ltd. .............. Food Products 82,800 2,648,320
Morita Holdings Corp. ............. Machinery 196,400 2,835,144
Nichiha Corp. ................... Building Products 340,200 8,662,373
Nihon Parkerizing Co. Ltd. .......... Chemicals 326,400 3,270,318
Nissei ASB Machine Co. Ltd. ........ Machinery 138,000 6,135,701
Qol Holdings Co. Ltd. ............. Food & Staples Retailing 559,200 7,823,519
Shima Seiki Manufacturing Ltd. ...... Machinery 368,500 6,316,208
Square Enix Holdings Co. Ltd. ....... Entertainment 77,100 3,807,917
TechnoPro Holdings, Inc. .......... Professional Services 345,300 8,165,636
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 237,700 3,536,643
Tsumura & Co. .................. Pharmaceuticals 365,000 11,474,215
Zojirushi Corp. .................. Household Durables 159,900 2,388,103
137,528,737
Netherlands 4.3%
Aalberts NV .................... Machinery 63,530 3,421,994
a
Accell Group NV ................. Leisure Products 68,405 3,674,649
Arcadis NV ..................... Construction & Engineering 104,778 4,296,564
b
Flow Traders, 144A, Reg S ......... Capital Markets 252,236 10,851,858
a,b
Intertrust NV, 144A, Reg S ......... Professional Services 538,537 9,704,622
31,949,687

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Norway 1.3%
b
Sbanken ASA, 144A, Reg S ........ Banks 443,454 $ 5,521,606
TGS ASA ...................... Energy Equipment & Services 333,053 4,247,276
9,768,882
Philippines 0.6%
Century Pacific Food, Inc. .......... Food Products 9,584,300 4,590,107
South Korea 1.8%
BNK Financial Group, Inc. .......... Banks 751,772 5,152,349
DGB Financial Group, Inc. .......... Banks 1,008,750 8,317,749
13,470,098
Spain 0.7%
Construcciones y Auxiliar de
Ferrocarriles SA ................ Machinery 121,020 5,110,476
Sweden 4.9%
Cloetta AB, B ................... Food Products 711,836 2,125,283
b
Dometic Group AB, 144A .......... Auto Components 804,851 13,715,577
Granges AB .................... Metals & Mining 755,117 10,488,771
b
Thule Group AB, 144A, Reg S ....... Leisure Products 237,350 10,522,012
36,851,643
Switzerland 6.0%
Bucher Industries AG ............. Machinery 25,902 13,563,503
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 89,830 6,273,883
c
Logitech International SA .......... Technology Hardware, Storage & Peripherals 54,600 6,602,232
a
Siegfried Holding AG .............. Life Sciences Tools & Services 15,346 14,401,478
a
Zur Rose Group AG .............. Food & Staples Retailing 11,064 4,236,815
45,077,911
Taiwan 9.6%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 2,845,037 8,193,861
Giant Manufacturing Co. Ltd. ........ Leisure Products 868,482 9,907,265
Johnson Health Tech Co. Ltd. ....... Leisure Products 1,891,000 5,712,400
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 6,322,000 10,162,406
Merida Industry Co. Ltd. ........... Leisure Products 956,000 10,713,428
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 755,000 4,206,997
Nien Made Enterprise Co. Ltd. ...... Household Durables 498,000 7,372,963
Primax Electronics Ltd. ............ Technology Hardware, Storage & Peripherals 2,615,000 5,337,944
Topkey Corp. ................... Leisure Products 614,000 3,452,028
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,448,000 7,000,426
72,059,718
Thailand 1.6%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 5,268,800 11,724,806
United Kingdom 8.3%
a
Greggs plc ..................... Hotels, Restaurants & Leisure 220,253 7,928,557
b
Ibstock plc, 144A, Reg S ........... Construction Materials 1,871,206 5,527,852
Man Group plc .................. Capital Markets 4,799,198 11,938,713
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 204,140 6,530,787
a
Pagegroup plc .................. Professional Services 876,710 6,779,779
Rathbone Brothers plc ............ Capital Markets 289,410 7,257,868
Stock Spirits Group plc ............ Beverages 2,347,184 8,491,152

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 43 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
a,b
Watches of Switzerland Group plc, 144A Specialty Retail 672,022 $ 7,772,085
62,226,793
United States 1.3%
Axis Capital Holdings Ltd. .......... Insurance 70,630 3,461,576
a
IMAX Corp. ..................... Entertainment 279,700 6,013,550
9,475,126
Total Common Stocks (Cost $459,478,148) .....................................
712,978,785
a
Preferred Stocks 0.5%
Brazil 0.5%
e
Alpargatas SA, 0.11% ............. Textiles, Apparel & Luxury Goods 381,600 3,848,899
Total Preferred Stocks (Cost $976,197) .........................................
3,848,899
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 262,784 814,630
Total Warrants (Cost $221,371) ................................................
814,630
Total Long Term Investments (Cost $460,675,716) ...............................
717,642,314
Short Term Investments 1.5%
a a
Industry Shares a Value
a a a a a a
f
Investments from Cash Collateral Received for Loaned
Securities 1.5%
Money Market Funds 1.5%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 11,384,190 11,384,190
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$11,384,190) ................................................................
11,384,190
a a a a a
Total Short Term Investments (Cost $11,384,190 ) ................................
11,384,190
a a a
a
Total Investments (Cost $472,059,906) 97.6% ...................................
$729,026,504
Other Assets, less Liabilities 2.4% .............................................
17,566,708
Net Assets 100.0% ...........................................................
$746,593,212
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $98,921,279, representing 13.2% of net assets.
c
A portion or all of the security is on loan at June 30, 2021. See Note 1(e).
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
Variable rate security. The rate shown represents the yield at period end.

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

f
See Note 1(e) regarding securities on loan.
g
See Note 3(d) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Financial Highlights
International Equity Series
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Primary Shares
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.22 $15.54 $14.87 $21.99 $18.65 $19.05
Income from investment operations
a
:
Net investment income
b
............. 0.20 1.03
c
0.64 0.42 0.45 0.45
Net realized and unrealized gains (losses) 1.13 (0.32) 1.06 (3.66) 3.81 (0.20)
Total from investment operations ........ 1.33 0.71 1.70 (3.24) 4.26 0.25
Less distributions from:
Net investment income .............. — (0.67) (1.02) (0.42) (0.64) (0.46)
Net realized gains ................. — (0.36) (0.01) (3.46) (0.28) (0.19)
Total distributions ................... — (1.03) (1.03) (3.88) (0.92) (0.65)
Net asset value, end of period .......... $16.55 $15.22 $15.54 $14.87 $21.99 $18.65
Total return
d
....................... 8.74% 5.30% 11.57% (14.87)% 22.92% 1.30%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.87% 0.82% 0.80% 0.78% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.90% 0.84% 0.82%
f
0.80%
f,g
0.78%
f
0.78%
f
Net investment income ............... 2.44% 7.51%
c
4.13% 1.98% 2.13% 2.44%
Supplemental data
Net assets, end of period (000’s) ........ $467,488 $447,139 $1,695,980 $2,785,308 $4,412,494 $4,539,205
Portfolio turnover rate ................ 21.34% 89.34% 36.83%
h
25.60%
h
16.39%
h
14.88%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.77 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.86% and total return would have been (0.03)%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Financial Highlights
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Service Shares
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.48 $15.79 $14.97 $22.07 $18.72 $19.11
Income from investment operations
a
:
Net investment income
b
............. 0.20 1.17
c
0.98 0.38 0.39 0.42
Net realized and unrealized gains (losses) 1.14 (0.47) 0.70 (3.66) 3.85 (0.20)
Total from investment operations ........ 1.34 0.70 1.68 (3.28) 4.24 0.22
Less distributions from:
Net investment income .............. — (0.65) (0.85) (0.36) (0.61) (0.42)
Net realized gains ................. — (0.36) (0.01) (3.46) (0.28) (0.19)
Total distributions ................... — (1.01) (0.86) (3.82) (0.89) (0.61)
Net asset value, end of period .......... $16.82 $15.48 $15.79 $14.97 $22.07 $18.72
Total return
d
....................... 8.66% 5.16% 11.34% (15.01)% 22.73% 1.15%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.04% 1.01% 0.97% 0.95% 0.93% 0.93%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 0.98% 0.97%
f
0.95%
f,g
0.93%
f
0.93%
f
Net investment income ............... 2.46% 8.42%
c
3.98% 1.83% 1.98% 2.29%
Supplemental data
Net assets, end of period (000’s) ........ $682 $448 $700 $5,375 $14,164 $8,624
Portfolio turnover rate ................ 21.34% 89.34% 36.83%
h
25.60%
h
16.39%
h
14.88%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.78 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.77% and total return would have been (0.14)%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Statement of Investments (unaudited), June 30, 2021
International Equity Series
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 94.5%
Belgium 1.5%
Anheuser-Busch InBev SA/NV ...... Beverages 95,275 $ 6,868,841
Brazil 2.9%
Wheaton Precious Metals Corp. ..... Metals & Mining 211,381 9,316,280
Yara International ASA ............ Chemicals 82,663 4,356,201
13,672,481
Canada 2.3%
Barrick Gold Corp. ............... Metals & Mining 256,300 5,300,284
Restaurant Brands International, Inc. .. Hotels, Restaurants & Leisure 82,700 5,327,888
10,628,172
China 4.7%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 290,600 8,239,573
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 23,796 4,895,313
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 21,300 1,411,125
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 112,150 7,311,827
21,857,838
France 7.6%
Danone SA ..................... Food Products 102,237 7,193,486
Eiffage SA ...................... Construction & Engineering 65,717 6,694,279
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 233,040 10,558,022
Veolia Environnement SA .......... Multi-Utilities 367,138 11,099,839
35,545,626
Germany 15.8%
adidas AG ...................... Textiles, Apparel & Luxury Goods 23,063 8,606,866
Continental AG .................. Auto Components 35,214 5,181,161
b
Covestro AG, 144A, Reg S ......... Chemicals 79,094 5,114,531
Deutsche Boerse AG .............. Capital Markets 28,489 4,973,068
Deutsche Telekom AG ............. Diversified Telecommunication Services 833,879 17,638,034
E.ON SE ....................... Multi-Utilities 1,090,124 12,613,446
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 122,009 10,139,346
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 86,679 3,486,805
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 66,172 6,120,343
73,873,600
Hong Kong 2.4%
AIA Group Ltd. .................. Insurance 924,200 11,465,162
Hungary 0.5%
Richter Gedeon Nyrt . ............. Pharmaceuticals 82,751 2,203,556
Ireland 2.6%
CRH plc ....................... Construction Materials 150,067 7,589,726
a,c
ICON plc ....................... Life Sciences Tools & Services 22,500 4,650,975
12,240,701
Japan 20.9%
Hitachi Ltd. ..................... Industrial Conglomerates 285,000 16,334,016
Honda Motor Co. Ltd. ............. Automobiles 297,400 9,566,210
Isuzu Motors Ltd. ................ Automobiles 802,100 10,644,551
Komatsu Ltd. ................... Machinery 283,000 7,011,549
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 164,800 10,182,325
Mitsubishi Electric Corp. ........... Electrical Equipment 569,300 8,265,408

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Sony Group Corp. ................ Household Durables 112,400 $ 10,900,102
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 148,500 5,775,798
Sumitomo Mitsui Financial Group, Inc. . Banks 333,900 11,511,229
Taisei Corp. .................... Construction & Engineering 239,500 7,861,194
98,052,382
Luxembourg 0.8%
ArcelorMittal SA ................. Metals & Mining 117,408 3,614,952
Netherlands 1.2%
Royal Dutch Shell plc, B ........... Oil, Gas & Consumable Fuels 302,524 5,873,261
Norway 1.2%
Equinor ASA .................... Oil, Gas & Consumable Fuels 267,480 5,662,582
South Korea 4.9%
KB Financial Group, Inc. ........... Banks 84,943 4,201,715
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 199,583 14,239,899
Shinhan Financial Group Co. Ltd. .... Banks 131,340 4,726,204
23,167,818
Spain 1.4%
Red Electrica Corp. SA ............ Electric Utilities 347,968 6,460,984
Switzerland 2.6%
Adecco Group AG ................ Professional Services 62,113 4,226,280
Roche Holding AG ............... Pharmaceuticals 21,128 7,961,836
12,188,116
Taiwan 2.3%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 494,492 10,630,164
United Kingdom 18.9%
AstraZeneca plc ................. Pharmaceuticals 73,378 8,816,580
BAE Systems plc ................ Aerospace & Defense 1,515,233 10,949,897
BP plc ......................... Oil, Gas & Consumable Fuels 2,783,549 12,207,845
a
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 206,311 5,900,756
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 777,794 6,054,939
a
Compass Group plc .............. Hotels, Restaurants & Leisure 247,320 5,210,893
DS Smith plc .................... Containers & Packaging 1,194,414 6,915,732
GlaxoSmithKline plc .............. Pharmaceuticals 424,118 8,338,380
a
Informa plc ..................... Media 334,286 2,323,375
a
International Consolidated Airlines
Group SA ..................... Airlines 2,031,825 4,906,334
Smith & Nephew plc .............. Health Care Equipment & Supplies 227,140 4,926,396
Standard Chartered plc ............ Banks 1,026,683 6,552,563
Unilever plc ..................... Personal Products 40,094 2,343,006
a
WH Smith plc ................... Specialty Retail 134,022 2,986,462
88,433,158
Total Common Stocks (Cost $333,071,918) .....................................
442,439,394

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $333,071,918) ...............................
442,439,394
Short Term Investments 3.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.5%
United States 2.5%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 11,792,272 11,792,272
Total Money Market Funds (Cost $11,792,272) ..................................
11,792,272
g
Investments from Cash Collateral Received for Loaned
Securities 0.5%
Money Market Funds 0.5%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 2,418,256 2,418,256
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$2,418,256) .................................................................
2,418,256
a a a a a
Total Short Term Investments (Cost $14,210,528 ) ................................
14,210,528
a a a
a
Total Investments (Cost $347,282,446) 97.5% ...................................
$456,649,922
Other Assets, less Liabilities 2.5% .............................................
11,519,847
Net Assets 100.0% ...........................................................
$468,169,769
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $11,234,874, representing 2.4% of net assets.
c
A portion or all of the security is on loan at June 30, 2021. See Note 1(e).
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(e) regarding securities on loan.

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(d).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 75 $ 8,640,375 9/17/21 $ (219,905)
Total Futures Contracts ...................................................................... $(219,905)
*
As of period end.
See Note  6  regarding other derivative information
.

Templeton Institutional Funds
Financial Statements
Statements of Assets and Liabilities
June 30, 2021 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller
Companies
Series
International
Equity Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $460,675,716 $333,071,918
Cost - Non-controlled affiliates (Note 3 d ) ....................................... 11,384,190 14,210,528
Value - Unaffiliated issuers (Includes securities loaned of $16,097,715 and $4,418,426 , respectively) ............................................................ $717,642,314 $442,439,394
Value - Non-controlled affiliates (Note 3 d ) ...................................... 11,384,190 14,210,528
Cash ................................................................... 33,738,292 —
Foreign currency, at value (cost $– and $26,559 , respectively) ........................ — 26,556
Receivables:
Investment securities sold .................................................. 1,381,786 —
Capital shares sold ....................................................... 320,727 333,438
Dividend and interest ..................................................... 1,408,358 8,074,821
European Union tax reclaims (Note 1 f ) ........................................ 1,044,414 8,027,057
Deposits with brokers for:
Futures contracts ....................................................... — 588,060
Due from custodian ....................................................... — 2,250,400
Total assets ......................................................... 766,920,081 475,950,254
Liabilities:
Payables:
Investment securities purchased ............................................. 575,507 —
Capital shares redeemed .................................................. 7,703,036 191,337
Management fees ........................................................ 597,310 290,180
Transfer agent fees ....................................................... 8,364 18,878
Trustees' fees and expenses ................................................ 13,290 45,713
IRS closing agreement fees for European Union tax reclaims (Note 1f) ................ — 2,234,462
Variation margin on futures contracts .......................................... — 66,750
Payable upon return of securities loaned (Note 1 e ) ................................. 11,384,190 4,668,656
Accrued expenses and other liabilities .......................................... 45,172 264,509
Total liabilities ........................................................ 20,326,869 7,780,485
Net assets, at value ................................................ $746,593,212 $468,169,769
Net assets consist of:
Paid-in capital ............................................................ $427,860,799 $262,922,504
Total distributable earnings (losses) ............................................ 318,732,413 205,247,265
Net assets, at value ................................................ $746,593,212 $468,169,769
Shares outstanding ........................................................ 28,744,536
Net asset value per share ................................................... $25.97
International
Equity Series
Primary Shares:
Net assets, at value ....................................................................... $467,488,223
Shares outstanding ........................................................................ 28,253,483
Net asset value per share ................................................................... $16.55
Service Shares:
Net assets, at value ....................................................................... $681,546
Shares outstanding ........................................................................ 40,522
Net asset value per share ................................................................... $16.82

Templeton Institutional Funds
Financial Statements
Statements of Operations
for the six months ended June 30, 2021 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Foreign Smaller
Companies
Series
International
Equity Series
Investment income:
Dividends: (net of foreign taxes of $173,787 and $1,572,601, respectively)
Unaffiliated issuers ....................................................... $7,422,425 $6,773,451
Non-controlled affiliates (Note 3 d ) ............................................ — 414
Interest:
Unaffiliated issuers ....................................................... — 1,566
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 150,876 2,376
Non-controlled affiliates (Note 3 d ) ............................................ 578 23
Other income (Note 1 f ) ...................................................... 709,241 978,864
Total investment income .................................................. 8,283,120 7,756,694
Expenses:
Management fees (Note 3 a ) .................................................. 3,540,440 1,799,198
Transfer agent fees: (Note 3c )
    Primary Shares ......................................................... — 82,741
    Service Shares ......................................................... — 59
Transfer agent fees (Note 3 c ) ................................................. 90,945 —
Sub-transfer agent fees: (Note 3c )
    Service Shares ......................................................... — 355
Custodian fees ............................................................ 40,002 43,488
Reports to shareholders ..................................................... 15,159 18,220
Registration and filing fees ................................................... 16,503 32,223
Professional fees .......................................................... 42,269 83,241
Trustees' fees and expenses ................................................. 42,573 72,328
Other ................................................................... 16,959 45,484
Total expenses ........................................................ 3,804,850 2,177,337
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................ (4,590) (85,607)
Net expenses ........................................................ 3,800,260 2,091,730
Net investment income ............................................... 4,482,860 5,664,964
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 64,332,356 19,948,879
Foreign currency transactions ............................................... (114,838) 242,323
Futures contracts ........................................................ — 3,275,768
Net realized gain (loss) ................................................. 64,217,518 23,466,970
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 21,444,319 12,113,630
Translation of other assets and liabilities denominated in foreign currencies ............. (31,932) (1,646,390)
Futures contracts ........................................................ — (751,053)
Net change in unrealized appreciation (depreciation) ........................... 21,412,387 9,716,187
Net realized and unrealized gain (loss) ........................................... 85,629,905 33,183,157
Net increase (decrease) in net assets resulting from operations ......................... $90,112,765 $38,848,121

Templeton Institutional Funds
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller Companies Series International Equity Series
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,482,860 $5,471,863 $5,664,964 $67,218,880
Net realized gain (loss) ............ 64,217,518 13,792,014 23,466,970 84,230,905
Net change in unrealized appreciation
(depreciation) ................. 21,412,387 30,251,773 9,716,187 (245,295,604)
Net increase (decrease) in net
assets resulting from operations . 90,112,765 49,515,650 38,848,121 (93,845,819)
Distributions to shareholders:
Primary Shares .................. — — — (53,111,315)
Service Shares .................. — — — (29,760)
Distributions to shareholders ......... — (8,851,726) — —
Total distributions to shareholders ..... — (8,851,726) — (53,141,075)
Capital share transactions: (Note 2 )
Primary Shares .................. — — (18,454,844) (1,101,888,702)
Service Shares .................. — — 189,897 (218,302)
Capital share transactions (Note 2 ) ..... (68,617,241) (98,536,876) — —
Total capital share transactions ....... (68,617,241) (98,536,876) (18,264,947) (1,102,107,004)
Net increase (decrease) in net
assets ..................... 21,495,524 (57,872,952) 20,583,174 (1,249,093,898)
Net assets:
Beginning of period ................ 725,097,688 782,970,640 447,586,595 1,696,680,493
End of period ..................... $746,593,212 $725,097,688 $468,169,769 $447,586,595

Templeton Institutional Funds

ftinstitutional.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Institutional Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of two separate funds (Funds) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). International
Equity Series offers Primary Shares and Service
Shares. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
T he Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value

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at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Funds to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
equity price risk. A futures contract is an agreement between the Funds and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Funds, and the daily change in fair value is
accounted for as a variation margin payable or receivable.
See Note 6 regarding other derivative information.
e. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Funds receive collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds, and/or uninvested cash as included in due from custodian in the Statements
of Assets and Liabilities. Additionally, the Foreign Smaller
Companies Series held $5,720,278, in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statements of Assets and Liabilities. The Funds
may receive income from the investment of cash collateral,
in addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Funds
bear the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Funds. If the borrower defaults on its obligation to return the securities loaned, the
Funds have the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Funds in the event of
default by a third party borrower.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). Income recognized, if
any, for EU reclaims is reflected as other income in the
Statements of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statements of Assets and Liabilities. When uncertainty
exists as to the ultimate resolution of these proceedings,
the likelihood of receipt of these EU reclaims, and the
potential timing of payment, no amounts are reflected in
the financial statements. For U.S. income tax purposes, EU
reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions
or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed
foreign withholding taxes paid by the Funds, and the Funds
previously passed through to its shareholders foreign taxes
incurred by the Funds to be used as a credit or deduction
on a shareholder’s income tax return, the Funds will enter
into a closing agreement with the Internal Revenue Service
(IRS) in order to pay the associated tax liability on behalf of the Funds' shareholders.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Institutional Funds
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Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Funds invest.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

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2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized ( without par value ) . Transactions in the Funds’ shares were as follows:
Foreign Smaller Companies
Series
Shares Amount
Advisor Class
Six Months ended June 30, 2021
Shares sold ................................... 1,377,017 $33,941,073
Shares redeemed ............................... (4,123,290) (102,558,314)
Net increase (decrease) .......................... (2,746,273) $(68,617,241)
Year ended December 31, 2020
Shares sold ................................... 9,412,891 $166,630,256
Shares issued in reinvestment of distributions .......... 341,853 7,788,220
Shares redeemed ............................... (14,851,654) (272,955,352)
Net increase (decrease) .......................... (5,096,910) $(98,536,876)
International Equity Series
Shares Amount
Primary Shares
Primary Shares:
Six Months ended June 30, 2021
Shares sold ................................... 3,906,465 $63,068,842
Shares redeemed ............................... (5,027,140) (81,523,686)
Net increase (decrease) .......................... (1,120,675) $(18,454,844)
Year ended December 31, 2020
Shares sold ................................... 14,329,539 $202,147,807
Shares issued in reinvestment of distributions .......... 3,342,528 46,688,253
Shares redeemed ............................... (97,427,178) (1,350,724,762)
Net increase (decrease) .......................... (79,755,111) $(1,101,888,702)
Service Shares
Service Shares:
Six Months ended June 30, 2021
Shares sold ................................... 11,767 $192,444
Shares redeemed ............................... (151) (2,547)
Net increase (decrease) .......................... 11,616 $189,897
Year ended December 31, 2020
Shares sold ................................... 2,179 $29,850
Shares issued in reinvestment of distributions .......... 2,098 29,760
Shares redeemed ............................... (19,698) (277,912)
Net increase (decrease) .......................... (15,421) $(218,302)

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3.Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Foreign Smaller Companies Series pays an investment management fee to TIC based on the average daily net assets of the
Fund as follows:
International Equity Series pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Effective January 1, 2021, under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to Foreign
Smaller Companies Series. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(Formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.950% Up to and including $1 billion
0.930% Over $1 billion, up to and including $5 billion
0.910% Over $5 billion, up to and including $10 billion
0.890% Over $10 billion, up to and including $15 billion
0.870% Over $15 billion, up to and including $20 billion
0.850% In excess of $20 billion
Annualized Fee Rate Net Assets
0.775% Up to and including $1 billion
0.755% Over $1 billion, up to and including $5 billion
0.735% Over $5 billion, up to and including $10 billion
0.715% Over $10 billion, up to and including $15 billion
0.695% Over $15 billion, up to and including $20 billion
0.675% In excess of $20 billion
Foreign Smaller
Companies
Series
International
Equity Series
Gross effective investment management fee rate ........ 0.950% 0.775%

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b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Funds. The fee is paid by TIC based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.
For the period ended June 30, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
International Equity Series’ Service shares may pay up to 0.15% of average daily net assets for sub-transfer agency fees as noted in the Statements of Operations.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended June 30, 2021, the Funds held investments in affiliated management investment companies were as follows:
Foreign Smaller
Companies
Series
International
Equity Series
Transfer agent fees ........................ $90,945 $72,783 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $31,885,434 $41,262,168 $(61,763,412) $ — $ — $11,384,190 11,384,190 $578
Total Affiliated Securities .... $31,885,434 $41,262,168 $(61,763,412) $— $— $11,384,190 $578
3.Transactions with Affiliates
(continued)

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e. Waiver and Expense Reimbursements
TIC has contractually agreed in advance to limit the investment management fees for International Equity Series to 0.74%
of the average daily net assets of the Fund until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Income Taxes
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, foreign capital gains tax, foreign currency transactions, corporate actions, wash sales and financial futures transactions.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $5,645,058 $87,991,710 $(81,844,496) $— $— $11,792,272 11,792,272 $414
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $5,609,390 $18,478,665 $(21,669,799) $ — $ — $2,418,256 2,418,256 $23
Total Affiliated Securities .... $11,254,448 $106,470,375 $(103,514,295) $— $— $14,210,528 $437
Foreign Smaller
Companies
Series
International
Equity Series
a a a
Cost of investments ....................... $481,548,043 $358,774,456
Unrealized appreciation ..................... $271,530,061 $112,170,509
Unrealized depreciation ..................... (24,051,600) (14,514,948)
Net unrealized appreciation (depreciation) ....... $247,478,461 $97,655,561
3.Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

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5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, were as follows:
At June 30, 2021, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Other Derivative Information
At June 30, 2021, Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Foreign Smaller
Companies
Series
International
Equity Series
Purchases .............................. $118,684,053 $103,963,840
Sales .................................. $182,543,035 $89,235,770
Foreign Smaller
Companies
Series
International
Equity Series
Securities lending transactions
a
:
Equity investments
b
........................ $11,384,190 $4,668,65 6
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement s of
Assets and Liabilities
Location Fair Value
Statement s of
Assets and Liabilities
Location Fair Value
International Equity Series
Equity contracts ...........
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 219,905
a
Total .................... $— $219,905
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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For the period ended June 30, 2021, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of futures contracts was $23,265,528.
See Note 1(d) regarding derivative financial instruments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2021, the
Funds did not use the Global Credit Facility.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statements of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statements of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
International Equity Series
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Futures contracts $3,275,768 Futures contracts $(751,053)
Total ....................... $3,275,768 $(751,053)
6. Other Derivative Information
(continued)

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10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................ $ 8,415,814 $ — $ — $ 8,415,814
Belgium ............................. — 23,876,361 — 23,876,361
Brazil ............................... 13,094,751 — — 13,094,751
Canada ............................. 28,051,561 — — 28,051,561
China ............................... 6,232,112 33,570,247 — 39,802,359
Denmark ............................ 5,501,355 — — 5,501,355
Finland .............................. 2,788,852 14,775,722 — 17,564,574
France .............................. 158,478 9,457,387 — 9,615,865
Germany ............................ 3,146,088 31,848,440 — 34,994,528
Greece .............................. — 5,346,897 — 5,346,897
Hong Kong ........................... — 25,057,529 — 25,057,529
Indonesia ............................ — 5,050,215 — 5,050,215
Israel ............................... — 5,598,696 — 5,598,696
Italy ................................ — 51,174,296 — 51,174,296
Japan ............................... — 137,528,737 — 137,528,737
Netherlands .......................... 14,526,507 17,423,180 — 31,949,687
Norway .............................. 5,521,606 4,247,276 — 9,768,882
Philippines ........................... 4,590,107 — — 4,590,107
South Korea .......................... — 13,470,098 — 13,470,098
Spain ............................... — 5,110,476 — 5,110,476
Sweden ............................. — 36,851,643 — 36,851,643
Switzerland ........................... 6,602,232 38,475,679 — 45,077,911
Taiwan .............................. — 72,059,718 — 72,059,718
Thailand ............................. — 11,724,806 — 11,724,806
United Kingdom ....................... 23,043,016 39,183,777 — 62,226,793
United States ......................... 9,475,126 — — 9,475,126
Preferred Stocks ........................ 3,848,899 — — 3,848,899
Warrants .............................. 814,630 — — 814,630
Short Term Investments ................... 11,384,190 — — 11,384,190
Total Investments in Securities ........... $147,195,324 $581,831,180
a
$— $729,026,504
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 6,868,841 — 6,868,841

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets:
Investments in Securities:
Common Stocks:
Brazil ............................... $ 9,316,280 $ 4,356,201 $ — $ 13,672,481
Canada ............................. 10,628,172 — — 10,628,172
China ............................... 6,306,438 15,551,400 — 21,857,838
France .............................. — 35,545,626 — 35,545,626
Germany ............................ — 73,873,600 — 73,873,600
Hong Kong ........................... — 11,465,162 — 11,465,162
Hungary ............................. — 2,203,556 — 2,203,556
Ireland .............................. 4,650,975 7,589,726 — 12,240,701
Japan ............................... — 98,052,382 — 98,052,382
Luxembourg .......................... — 3,614,952 — 3,614,952
Netherlands .......................... — 5,873,261 — 5,873,261
Norway .............................. — 5,662,582 — 5,662,582
South Korea .......................... — 23,167,818 — 23,167,818
Spain ............................... — 6,460,984 — 6,460,984
Switzerland ........................... — 12,188,116 — 12,188,116
Taiwan .............................. — 10,630,164 — 10,630,164
United Kingdom ....................... — 88,433,158 — 88,433,158
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 14,210,528 — — 14,210,528
Total Investments in Securities ........... $45,112,393 $411,537,529
c
$— $456,649,922
Liabilities:
Other Financial Instruments:
Futures contracts ........................ 219,905 — — 219,905
a
Includes foreign securities valued at $581,831,180, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes securities determined to have no value at June 30, 2021.
c
Includes foreign securities valued at $411,537,529, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

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Shareholder Information

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Board Approval of Investment
Management Agreements
TEMPLETON INSTITUTIONAL FUNDS
Foreign Smaller Companies Series
International Equity Series
(each a Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Templeton Institutional Funds
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Templeton Investment Counsel, LLC (TICL) and
the Trust, on behalf of each Fund, and an investment sub-
advisory agreement between TICL and Franklin Templeton
Investments Corp. (Sub-Adviser), an affiliate of TICL, on
behalf of the Foreign Smaller Companies Series, for an
additional one-year period (each a Management Agreement).
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately as
the Board deemed appropriate. TICL and the Sub-Adviser
are each referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the TICL by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Managers relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of each Management Agreement, including, but not
limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance
of each Fund; (iii) the costs of the services provided and
profits realized by each Manager and its affiliates from
the relationship with each Fund; (iv) the extent to which
economies of scale are realized as each Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the

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Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in a Performance Universe.
The Board also considered the performance returns for
the Foreign Smaller Companies Series in comparison
to the performance returns of a customized peer group
(Performance Customized Peer Group) selected by TICL.
The Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Foreign Smaller Companies Series - The Performance
Universe for the Fund included the Fund and all retail and
institutional international small-/mid-cap growth funds.
The Performance Customized Peer Group for the Fund
included funds that are value style and have 80% of the
portfolio market value invested in securities with a market
capitalization of less than $4 billion. The Board noted that the Fund’s annualized total return for the one-, three-,
five- and 10-year periods was below the median of its
Performance Universe, however, was above the median
of its Performance Customized Peer Group for the same
periods. The Board further noted the small size of the
Fund’s Performance Customized Peer Group for the
10-year period and that therefore no quintile information
was provided for the Fund for that period. The Board
discussed the performance of the Fund with management
and management explained that the Performance Universe
for the Fund was not directly comparable to the Fund
as the Performance Universe is not comprised solely of
small-capitalization funds, and includes mid-capitalization
funds. Management further explained that Broadridge has
categorized the Fund in Broadridge’s growth category,
whereas management’s investment process focuses on
longer-term valuations. Management also explained that the
foregoing are the reasons management asked Broadridge
to include the Performance Customized Peer Group, which
is comprised of value style funds that have 80% of their
portfolios invested in securities with market capitalizations less than $4 billion, which is consistent with the Fund’s
investment strategies. The Board noted the Fund’s first
(best) and second quintile performance compared to that of
its Performance Customized Peer Group for the one-, three-
and five-year periods and that, while below the median of its
Performance Universe, the Fund’s annualized total return
for each period was positive. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period.
International Equity Series - The Performance Universe for
the Fund included the Fund and all retail and institutional
international large-cap value funds. The Board noted that
the Fund’s annualized total return for the three- and five-
year periods was below the median of its Performance
Universe, but for the one- and 10-year periods was above
the median of its Performance Universe. The Board
discussed the performance of the Fund with management
and management explained that the Performance Universe
for the Fund, which has a value discipline, was not directly comparable to the Fund as the Performance Universe
includes funds that have benefited from having more of a
blend style (owning some growth stocks), which negatively
impacted relative Fund rankings during a period of sustained outperformance of growth over value. Management further
explained that, on average, the Fund has had a larger
allocation to energy stocks as compared to peers, but that
during the past year the Fund significantly reduced its
allocation becoming underweight versus peers at a time
when energy stocks underperformed the broad market by
33% for the one-year period. The Board noted the continued
efforts from the Adviser’s Global Equity Group to address
the Fund’s performance, in particular, enhancements to
the Fund’s investment process and additions to the Fund’s
portfolio management team, and the positive, first quintile
(best) performance results experienced by the Fund for
the one-year period. The Board concluded that the Fund’s
performance was satisfactory.

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Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
each Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for: (i) Primary shares for the International Equity
Series and for Institutional Class, Class I and Class Y for
certain other funds in the Expense Group, and (ii) Advisor
Class, Institutional Class, Class I, Class IS, Class Y and
Class Z shares for certain funds in the Foreign Smaller
Companies Series Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
Foreign Smaller Companies Series - The Expense Group
for the Fund included the Fund and 14 other international
small-/mid-cap growth funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians of its Expense Group. The
Board further noted that the Sub-Adviser’s fees are paid by
TICL from the management fee TICL receives from the Fund.
The Board concluded that the Management Rate charged to
the Fund is reasonable.
International Equity Series - The Expense Group for the
Fund included the Fund, three other international large-cap
value funds and seven international large-cap core funds.
The Board noted that the Management Rate for the Fund
was a half of a basis point above the median of its Expense
Group. The Board also noted that the actual total expense
ratio for the Fund was below the median of its Expense
Group. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by TICL and its affiliates in connection with the operation of each Fund. In this respect, the Board
considered the Fund profitability analysis provided that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2020, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Funds’ profitability report presentations from prior years.
The Board further noted management’s representation
that the profitability analysis excluded the impact of the
recent acquisition of the Legg Mason companies and that
management expects to incorporate the legacy Legg Mason
companies into the profitability analysis beginning next year.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel

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and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent,
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any,
as each Fund grows larger and whether each Fund’s
management fee structure reflects any economies of scale
for the benefit of shareholders. With respect to possible
economies of scale, the Board noted the existence of
management fee breakpoints, which operate generally to
share any economies of scale with a Fund’s shareholders
by reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered the Managers’
views that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers
incur across the FT family of funds as a whole. The Board
noted that the Foreign Smaller Companies Series and
International Equity Series had experienced a decrease in
assets and would not be expected to demonstrate additional
economies of scale in the near term, but concluded that
to the extent economies of scale may be realized by each
Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

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At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

ZTIF S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Institutional Funds
Investment Manager Distributor Shareholder Services
Templeton Investment
Counsel, LLC
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ftinstitutional.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial experts are Ann

Torre Bates and David W. Niemiec
and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services. N/A

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle____________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

By S\Robert G. Kubilis_______________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date August 25, 2021